PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of:

	2012	2011

Fair value of common stock committed to be issued on December 14, 2012 (issued January 16, 2013) to investor relations consultant for year 2013 investor relations services (See Note 5)
	$151,700	-
Travel advances	$12,439	-
Service contract	-	$19,826

Totals	$164,139	$19,826